Income Taxes - Summary of Reconciliation Between the Provision for Income Tax at the Applicable Statutory Tax Rate and the Actual Provision for Corporate Income Tax (Details) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Provision for income tax at the applicable statutory tax rate [abstract]
Provision for income tax at the applicable statutory tax rate	₱ 9,422	₱ 10,136	₱ 8,667
Tax effects of:
Nondeductible expenses	220	12	326
Equity share in net losses of associates and joint ventures	104	207	701
NOLCO/MCIT expiration	63	1	25
Loss (income) not subject to income tax	(76)	57	(97)
Income subject to final tax	(135)	(172)	(251)
Net movement in unrecognized deferred income tax assets and other adjustments	(178)	(127)	338
Special deductible items and income subject to lower tax rate	(243)	(210)	(163)
Difference between Optional Standard Deduction (OSD) and itemized deductions	(356)	(303)	(376)
Actual provision for income tax	₱ 8,821	₱ 9,601	₱ 9,170